Parent Company Only Condensed Financial Information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ 6,014,900	$ 824,032	¥ 266,622	¥ (3,911,370)
Purchase of short-term investments	36,969,524	5,064,804	13,547,650	70,578,711
Maturities of short-term investments	37,007,903	5,070,062	16,328,255	81,698,532
Placements of time deposits	5,833,946	799,247	9,961,925	10,245,026
Maturities of time deposits	7,486,732	1,025,678	9,690,806	13,909,967
Net cash provided by investing activities	(138,087)	(18,917)	1,762,148	10,609,218
Purchase of noncontrolling interests			7,027	56,741
Proceeds from exercise of employees' share options	10,268	1,407	2	4
Proceeds of short-term and long-term loan	5,149,000	705,410	1,950,482	1,701,532
Repurchase of shares	117,523	16,101		347,581
Repurchase of convertible senior notes	6,058,432	830,002	7,675,227	4,201,506
Net cash used in financing activities	(2,825,383)	$ (387,076)	(5,074,685)	(4,354,919)
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(118,834)		(111,392)	(650,630)
Purchase of short-term investments	(70)		(3,863)	(33,683,941)
Maturities of short-term investments	175,717		982,151	45,951,288
Placements of time deposits				(4,878,180)
Maturities of time deposits			4,083,893	9,133,225
Investments and loans (to)/from subsidiaries, VIEs and VIEs' subsidiaries	3,180,316		383,391	(13,131,173)
Other investing activities	(147,691)		(76,697)	283,028
Net cash provided by investing activities	3,208,272		5,368,875	3,674,247
Purchase of noncontrolling interests			(7,027)
Proceeds from exercise of employees' share options	10,268		2	4
Proceeds from issuance of ordinary shares, net of issuance costs			2,689,380
Proceeds of short-term and long-term loan	3,100,000
Repurchase of shares	(117,523)			(347,581)
Repurchase of convertible senior notes	(6,058,432)		(7,675,227)	(4,201,506)
Net cash used in financing activities	¥ (3,065,687)		¥ (4,992,872)	¥ (4,549,083)